Income Taxes - Schedule of Expense for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expense for Income Taxes [Abstract]
Federal
State	10,253	13,859
Foreign
Current income tax provision	10,253	13,859
Federal	(106,387)	36,527
State	(213,715)	87,570
Foreign
Deferred income tax	(320,102)	124,097
Total income tax (benefit) provision	$ (309,849)	$ 137,956